Financial instruments - Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	$ 1.9	$ 2.1
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1.9	2.1
Other receivables	0.0	0.0
Contingent consideration	0.0
Total derivative instruments	0.0	0.0
Total financial assets	1.9	2.1
Long-term debt	1,988.8	1,922.6
Convertible debentures	0.3	0.2
Total derivative instruments	0.0	0.0
Total financial liabilities	1,989.1	1,922.8
Level 1 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments	0.0	0.0
Level 1 | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments		0.0
Level 1 | Commodity contracts for regulatory operations | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0.0	0.0
Other receivables	0.7	0.5
Contingent consideration	0.0
Total derivative instruments	81.2	108.5
Total financial assets	81.9	109.0
Long-term debt	4,021.0	4,213.0
Convertible debentures	0.0	0.0
Total derivative instruments	12.1	19.4
Total financial liabilities	4,033.1	4,232.4
Level 2 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	80.9	108.3
Total derivative instruments	12.0	19.1
Level 2 | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.3	0.2
Total derivative instruments		0.3
Level 2 | Commodity contracts for regulatory operations | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.1
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0.0	0.0
Other receivables	0.0	0.0
Contingent consideration	73.4
Total derivative instruments	0.0	0.0
Total financial assets	73.4	0.0
Long-term debt	0.0	0.0
Convertible debentures	0.0	0.0
Total derivative instruments	0.0	0.0
Total financial liabilities	0.0	0.0
Level 3 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments	0.0	0.0
Level 3 | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments		0.0
Level 3 | Commodity contracts for regulatory operations | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1.9	2.1
Other receivables	0.7	0.6
Contingent consideration	73.4
Total derivative instruments	81.2	108.5
Total financial assets	157.2	111.2
Long-term debt	6,020.6	6,207.0
Convertible debentures	0.3	0.3
Total derivative instruments	12.1	19.4
Total financial liabilities	6,033.0	6,226.7
Carrying amount | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	80.9	108.3
Total derivative instruments	12.0	19.1
Carrying amount | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.3	0.2
Total derivative instruments		0.3
Carrying amount | Commodity contracts for regulatory operations | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.1
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1.9	2.1
Other receivables	0.7	0.5
Contingent consideration	73.4
Total derivative instruments	81.2	108.5
Total financial assets	157.2	111.1
Long-term debt	6,009.8	6,135.5
Convertible debentures	0.3	0.2
Total derivative instruments	12.1	19.4
Total financial liabilities	6,022.2	6,155.1
Fair value | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	80.9	108.3
Total derivative instruments	12.0	19.1
Fair value | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.3	0.2
Total derivative instruments		$ 0.3
Fair value | Commodity contracts for regulatory operations | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	$ 0.1